                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-9084

                                 The Weiss Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                          4600 E. Park Drive, Suite 201
                          Palm Beach Gardens, FL 33410
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Jeffrey Wilson
                          4600 E. Park Drive, Suite 201
                          Palm Beach Gardens, FL 33410
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 561-627-3300

                   Date of fiscal year end: December 31, 2003

                     Date of reporting period: June 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

THE WEISS FUND
                                                                  August 5, 2003
A LETTER FROM THE PRESIDENT
Dear Shareholder,

     It is with pleasure that I present the Semi-Annual Report for the six-month period ended June 30, 2003, for the Weiss Fund, consisting of the Weiss Treasury Only Money Market Fund.

     The year so far has proved to be extremely volatile for the financial and global markets, with several sharp, choppy rallies amidst a relatively flat market. In the first half of the year, both domestic and international markets experienced several down turns largely in response to the beginning of the second gulf war, and as the headlines changed, so did the markets. Other forces including growing corporate bankruptcies, lousy earnings, and poor corporate fundamentals also added fuel to an already existing economic fire. And the Federal Reserve Board's June 25 Fed Funds rate cut to 1.00% made little to no impact, in our opinion, on a struggling U.S. economy.

     There are other indicators, such as rising unemployment -- still at its highest levels since 1983 -- which points to a market recovery that may be sometime away. According to the Bureau of Labor Statistics, unemployment remained at an alarming rate of 6.2 percent in July 2003; and the number of unemployed persons at 9.1 million. Unemployment claims filed was at 388,000. What this tells us, simply, is that economic growth in the months ahead is still likely to be weak.

     The goal of the Weiss Treasury Money Markey Fund remains unchanged: Seeking maximum current income consistent with preservation of capital. We seek to achieve this goal each day by investing exclusively in U.S. Treasury securities, which are direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations.

     As always, we look forward to continuing to serve our Fund shareholders' best interest in the year ahead, and we thank you for your continued trust. Should you have any questions about the Weiss Fund, please call upon a Fund representative at 800-430-9617.

Sincerely,

/s/ Martin D. Weiss, Ph.D.

Martin D. Weiss, Ph.D.
President
The Weiss Fund

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, JUNE 30, 2003
(UNAUDITED)

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                       PAR (000)                VALUE
---------------------------------------                       ---------             ------------
U.S. TREASURY BILLS -- 76.0%
     0.950%, due 07/03/03...................................   $25,000              $ 24,998,681
     1.100%, due 07/03/03...................................    25,000                24,998,472
     0.825%, due 07/10/03...................................    20,000                19,995,875
     1.045%, due 07/17/03...................................    15,000                14,993,033
     1.020%, due 08/21/03...................................    25,000                24,963,875
     1.050%, due 08/28/03...................................    25,000                24,957,708
                                                                                    ------------
TOTAL U.S. TREASURY BILLS (COST $134,907,644)...............                         134,907,644
                                                                                    ------------
REPURCHASE AGREEMENT -- 23.4%
  PNC Capital Markets Repurchase Agreement 1.31%, due
     07/01/03 (dated 06/30/03; proceeds $41,501,510,
     collateralized by $40,940,000 U.S. Treasury Notes,
     1.875% due 09/30/04, valued at $41,707,788) (Cost
     $41,500,000)...........................................    41,500                41,500,000
                                                                                    ------------
                                                               SHARES
                                                              ---------
SHORT-TERM INVESTMENT -- 0.8%
  BlackRock Provident Institutional Funds -- T-Fund (Cost
     $1,500,952)............................................     1,501                 1,500,952
                                                                                    ------------
TOTAL INVESTMENTS -- 100.2% (COST $177,908,596*)............                         177,908,596
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)
  Accrued Advisory Expense..................................                            (103,970)
  Accrued Administrative Expense............................                             (22,026)
  Accrued Custody Expense...................................                              (5,916)
  Accrued Transfer Agent Expense............................                             (31,650)
  Other Liabilities.........................................                            (119,604)
  Other Assets..............................................                               9,212
                                                                                    ------------
                                                                                        (273,954)
                                                                                    ------------
NET ASSETS -- 100.0% (Equivalent to $1.00 per share based on
  177,635,040 shares of capital stock outstanding)..........                        $177,634,642
                                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($177,634,642 / 177,635,040 shares outstanding)...........                        $       1.00
                                                                                    ============

------------
* Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003
(UNAUDITED)

INVESTMENT INCOME:
  Interest..................................................  $1,665,931
                                                              ----------
EXPENSES:
  Investment advisory fees..................................     683,437
  Administration fees.......................................     125,518
  Transfer agent fees.......................................      80,956
  Registration and filing fees..............................      17,253
  Legal fees................................................      20,157
  Custodian fees............................................      19,087
  Printing fees.............................................      13,849
  Insurance fees............................................       6,770
  Audit fees................................................       6,214
  Trustees' fees............................................       5,781
  Miscellaneous expense.....................................         476
                                                              ----------
                                                                 979,498
  Less: expenses waived and reimbursed......................    (124,726)
                                                              ----------
     Total expenses.........................................     854,772
                                                              ----------
     Net investment income..................................     811,159
                                                              ----------
     Net Realized Gain on Investment Securities.............         250
                                                              ----------
     Net increase in net assets resulting from operations...  $  811,409
                                                              ==========

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE SIX-MONTH
                                                               PERIOD ENDED            FOR THE
                                                              JUNE 30, 2003           YEAR ENDED
                                                               (UNAUDITED)        DECEMBER 31, 2002
                                                            ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  Operations:
     Net investment income................................     $    811,159          $  2,116,927
     Net unrealized and realized gain on investment
       securities.........................................              250                    --
                                                               ------------          ------------
     Net increase in net assets resulting from
       operations.........................................          811,409             2,116,927
  Distributions:
     From net investment income ($.003 and $.01 per share,
       respectively)......................................         (811,159)           (2,116,927)
  Capital share transactions:
     Net increase from capital share transactions.........       (4,924,945)           45,423,490
                                                               ------------          ------------
     Total increase in net assets.........................       (4,924,695)           45,423,490
NET ASSETS
  Beginning of year.......................................      182,559,337           137,135,847
                                                               ------------          ------------
  End of year.............................................     $177,634,642          $182,559,337
                                                               ============          ============

See accompanying notes to financial statements.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD OR YEAR

                            FOR THE SIX-MONTH
                              PERIOD ENDED                FOR THE YEAR ENDED DECEMBER 31,
                              JUNE 30, 2003     ---------------------------------------------------
                               (UNAUDITED)        2002       2001       2000       1999      1998
                            -----------------   --------   --------   --------   --------   -------
NET ASSET VALUE, BEGINNING
  OF PERIOD OR YEAR.......      $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                --------        --------   --------   --------   --------   -------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income...          0.00            0.01       0.03       0.06       0.04      0.05
                                --------        --------   --------   --------   --------   -------
LESS DISTRIBUTIONS:
  From net investment
     income...............          0.00           (0.01)     (0.03)     (0.06)     (0.04)    (0.05)
                                --------        --------   --------   --------   --------   -------
NET ASSET VALUE, END OF
  PERIOD..................      $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                ========        ========   ========   ========   ========   =======
TOTAL RETURN..............          0.30%           1.14%      3.54%      5.65%      4.35%     4.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
  (000)...................      $177,635        $182,559   $137,136   $130,053   $118,930   $69,049
Ratio of expenses to
  average net assets(1)...          0.63%*          0.60%      0.59%      0.50%      0.50%     0.53%
Ratio of net investment
  income to average net
  assets(2)...............          0.59%*          1.11%      3.48%      5.51%      4.24%     4.55%

------------
(*) Annualized

(1) Expense ratios before waivers and reimbursement of expenses for the period ended June 30, 2003, and the years ended December 31, 2002, 2001, 2000, 1999 and 1998 would have been 0.72%, 0.82%, 0.87%, 0.90%, 0.92% and 1.14%, respectively.

(2) Net investment income ratios before waivers and reimbursement of expenses for the period ended June 30, 2003, and the years ended December 31, 2002, 2001, 2000, 1999 and 1998 would have been 0.50%, 0.89%, 3.20%, 5.11%, 3.82%
    and 3.94%, respectively.

See accompanying notes to financial statements.

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2003
(UNAUDITED)

1.  FUND ORGANIZATION

The Weiss Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995 as Weiss Treasury Fund. The Trust is a series fund that is authorized to issue shares of beneficial interest in the Weiss Treasury Only Money Market Fund (the "Fund"). The Fund commenced operations on June 28, 1996.

The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Fund's investment objectives and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: The Fund's securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily. The Fund's expenses are also accrued daily. Net investment income for the Fund consists of all interest income accrued on the Fund's assets, less accrued expenses.

Dividends and Distributions to Shareholders: Dividends from the Fund's net investment income are declared daily and paid monthly. The Fund intends to pay accrued dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement. The tax character of all distributions paid during 2003 and 2002 was ordinary income.

Federal Income Taxes: The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. Net investment income and short-term capital gains, if any, are taxed as ordinary income. Income and capital gains of the Fund are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such determinations may result in temporary and permanent differences between tax basis earnings and earnings reported for

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

financial statement purposes. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in computation of distributable income and capital gains.

Repurchase Agreements: The Fund may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 100.5% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral.

3. INVESTMENT MANAGER, DISTRIBUTOR, ADMINISTRATOR, AND OTHER RELATED PARTY TRANSACTIONS

Weiss Money Management, Inc. (the "Manager") serves as the Investment Manager to the Fund. Under an investment advisory agreement with the Trust, on behalf of the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments. To compensate the Manager for its services, the Fund agreed to pay monthly a fee at the annual rate of 0.50% of average daily net assets. The Manager may from time to time waive all or a portion of its fees payable by the Fund. Certain officers of the Manager serve as President, Vice President, Secretary, Treasurer and Trustee to the Trust.

Delray Financial Corp. serves as sub-advisor to the Fund. To compensate the sub-advisor for its services, the Manager pays a quarterly fee at a rate of 10% of the fee received by the Manager in that same quarter.

Weiss Funds, Inc. (the "Distributor"), a registered broker-dealer and wholly owned subsidiary of the Manager, serves as the Trust's Distributor.

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. PFPC Trust Company serves as the Custodian for the Fund's portfolio securities and cash. An officer of PFPC serves as Assistant Treasurer of the Trust.

For the period ended April 30, 2003, the Manager contractually agreed to limit the Fund's expense ratio to 0.60% (exclusive of extraordinary and certain other expenses). Effective May 1, 2003, the Manager has contractually agreed to limit the Fund's expense ratio to 0.68% through April 30, 2004 (exclusive of extraordinary and certain other expenses). In order to maintain this ratio, the Manager has waived a portion of its fees, which amounted to $124,726.

Dechert LLP serves as legal counsel to the Trust.

Each non-interested Trustee receives an annual fee of $1,500, $500 for each Board meeting attended, $250 for each Audit Committee or other meeting attended, plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, trustee, or employee of the Trust receives any compensation from the Trust.

THE WEISS FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

4.  NET ASSETS

At June 30, 2003, the Fund's net assets consisted of:

Paid in Capital..........................  $177,635,040
Undistributed net investment income......            --
Accumulated net realized loss on
  investments............................          (398)
Unrealized depreciation on investments...            --
                                           ------------
                                           $177,634,642
                                           ============

5.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value.

Transactions in capital shares for the six-month period ended June 30, 2003 and the year ended December 31, 2002, respectively, are summarized below.

                                           SIX-MONTH
                                  PERIOD ENDED JUNE 30, 2003
                                          (UNAUDITED)             YEAR ENDED DECEMBER 31, 2002
                                 -----------------------------    -----------------------------
                                    SHARES           VALUE           SHARES           VALUE
                                 ------------    -------------    ------------    -------------
Shares sold..................     945,223,485    $ 945,223,485     568,191,640    $ 568,191,640
Shares.......................         692,452          692,452       2,051,250        2,051,250
Shares repurchased...........    (950,840,882)    (950,840,882)   (524,819,400)    (524,819,400)
                                 ------------    -------------    ------------    -------------
Net increase.................      (4,924,945)   $  (4,924,945)     45,423,490    $  45,423,490
                                 ============    =============    ============    =============

6.  CAPITAL LOSS CARRYOVER

The Fund has a capital loss carryover of $648 that expires in 2006.

THE WEISS FUND
SUPPLEMENTAL INFORMATION -- FUND MANAGEMENT
(UNAUDITED)

Information pertaining to the Trustees and officers* of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 289-8100.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    NUMBER OF
                                                                                                    PORTFOLIOS        OTHER
                                                                                                     IN FUND      TRUSTEESHIPS/
                                TERM OF OFFICE                                                       COMPLEX      DIRECTORSHIPS
NAME, (AGE), ADDRESS AND        AND LENGTH OF                 PRINCIPAL OCCUPATION(S)                OVERSEEN        HELD BY
POSITION(S) WITH TRUST          TIME SERVED(1)                  DURING PAST 5 YEARS                 BY TRUSTEE       TRUSTEE
------------------------        --------------                -----------------------               ----------  -----------------
---------------------------------------------------------------------------------------------------------------------------------
                                                     DISINTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
 Ester S. Gordon, 60,         Trustee since       President, Esther's Natural, Inc. (November           1             None
 4600 E. Park Drive,          November 30, 1995   1999 - present) (vitamin and supplements
 Suite 201,                                       distributor); Office Manager, Nutrition S'Mart
 Palm Beach Gardens, FL                           (February 2001 - present) (natural food market).
 33410
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Robert Z. Lehrer, 68,        Trustee since       President, Wyndmoor Sales Co. Inc.                    1             None
 4600 E. Park Drive,          November 30, 1995   (1985 - present) (textiles).
 Suite 201,
 Palm Beach Gardens, FL
 33410
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Donald Wilk, 64,             Trustee since       President, Donald Wilk Corporation                    1             None
 4600 E. Park Drive           November 30, 1995   (1990 - present) (computer sales and credit card
 Suite 201,                                       processing).
 Palm Beach Gardens, FL
 33410
 Trustee
---------------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED TRUSTEES(2)
---------------------------------------------------------------------------------------------------------------------------------
 Martin D. Weiss, 55,         Trustee since       Editor of "Safe Money Report"; President and          1           Director,
 4600 E. Park Drive,          November 30, 1995,  Director, Weiss Group, Inc. (1971 - present);                  Weiss Research,
 Suite 201,                   President since     Sole Director, the Manager (November                                Inc.
 Palm Beach Gardens, FL       November 19, 2001   1980 - present).
 33410
 President and Trustee
---------------------------------------------------------------------------------------------------------------------------------
 Dana Nicholas, 43,           Vice President,     Vice President, Weiss Group, Inc. (November           1             None
 4600 E. Park Drive,          Secretary and       1994 - present); President, the Manager (October
 Suite 201,                   Trustee since       2001 - present); Vice President, Weiss Research,
 Palm Beach Gardens, FL       April 18, 2002      Inc. (November 1994 - October 2001)
 33410
 Vice President, Secretary
 and Trustee
---------------------------------------------------------------------------------------------------------------------------------
                                                 OFFICER(S) WHO ARE NOT TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
 John D. Leavitt, 45,         Treasurer since     Controller and Corporate Treasurer, the Manager       1             None
 4600 E. Park Drive,          April 28, 2003      (January 2001 - present); Director of
 Suite 201,                                       Accounting, OutSource International (November
 Palm Beach Gardens, FL                           1998 - December 2000); Division Controller,
 33410                                            Motorola, Inc. (March 1996 - November 1998)
 Treasurer
---------------------------------------------------------------------------------------------------------------------------------
 Charles D. Curtis, Jr., 47,  Assistant           Vice President and Director of Accounting, PFPC,      1             None
 103 Bellevue Parkway,        Treasurer since     Inc. (1991 - present)
 Wilmington, DE 19809         December 31, 2002
 Assistant Treasurer
---------------------------------------------------------------------------------------------------------------------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is duly elected and qualified.

(2) Dr. Weiss and Ms. Nicholas are deemed to be "interested persons" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act by virtue of their employment by the Manager.

LOGO

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

   (a)(1)   Not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            The Weiss Fund
            ------------------------------------------------------------------

By (Signature and Title)*     /s/ Martin Weiss
                         -----------------------------------------------------
                          Martin Weiss, President
                         (principal executive officer)

Date              August 21, 2003
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Martin Weiss
                         -----------------------------------------------------
                        Martin Weiss, President
                        (principal executive officer)

Date              August 21, 2003
    --------------------------------------------------------------------------


By (Signature and Title)*     /s/ John D. Leavitt
                         -----------------------------------------------------
                        John D. Leavitt, Treasurer
                        (principal financial officer)

Date              August 21, 2003
    --------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.